Impairments Narratives (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Asset Impairment Charges	$ 405	$ 27	$ 6,601
Exploration Expense	743	369	934
Alaska Segment [Member] | Operating Segments [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Asset Impairment Charges	0	20	180
Alaska Segment [Member] | Small interest Point Thomson Unit | Operating Segments [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Asset Impairment Charges			180
Alaska Segment [Member] | Cancelled Project [Member] | Operating Segments [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Asset Impairment Charges		20
Lower 48 Segment [Member] | Operating Segments [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Asset Impairment Charges	402	63	3,969
Lower 48 Segment [Member] | Niobrara [Member] | Operating Segments [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Asset Impairment Charges	402
Lower 48 Segment [Member] | Central Louisiana Austin Chalk [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Exploration Expense	111
Lower 48 Segment [Member] | Central Louisiana Austin Chalk [Member] | Operating Segments [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Exploration Expense	141
Lower 48 Segment [Member] | Barnett [Member] | Operating Segments [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Asset Impairment Charges		63
Lower 48 Segment [Member] | Certain Developed Properties [Member] | Operating Segments [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Asset Impairment Charges			3,969
Lower 48 Segment [Member] | Shenandoah Leasehold [Member] | Operating Segments [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Exploration Expense			51
Lower 48 Segment [Member] | Mineral Assets [Member] | Operating Segments [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Exploration Expense			38
Canada Segment [Member] | Operating Segments [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Asset Impairment Charges	2	9	22
Canada Segment [Member] | Cancelled Project [Member] | Operating Segments [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Asset Impairment Charges			22
Europe, Middle East and North Africa Segment [Member] | Operating Segments [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Asset Impairment Charges	1	(79)	46
Europe, Middle East and North Africa Segment [Member] | Certain Projects In Europe And NorthAfrica [Member] | Operating Segments [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Asset Impairment Charges		(79)	46
Asia Pacific Segment [Member] | Operating Segments [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Asset Impairment Charges	$ 0	$ 14	2,384
Asia Pacific Segment [Member] | Australia Pacific LNG [Member] | Operating Segments [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Asset Impairment Charges			$ 2,384